Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Segment Information

Year ended December 31, 2018	Yuchai	HLGE	Corporate	Eliminations/ adjustment		Consolidated financial statements
	RMB’000	RMB’000	RMB’000	RMB’000		RMB’000

Revenue
Total external revenue (Note 6 .1)	16,210,467	52,781	—	—		16,263,248

Results
Interest income	124,653	4,244	18,347	—		147,244
Interest expense	(107,609)	(403)	(327)	—		(108,339)
Impairment of property, plant and equipment	(30,173)	—	—	—		(30,173)
Staff severance cost	(28,018)	—	—	—		(28,018)
Depreciation and amortization	(428,199)	(5,355)	(331)	—		(433,885)
Share of profit of associates and joint venture	10,809	825	—	—		11,634
Income tax expense	(175,956)	(820)	(49)	(29,842	) (1)	(206,667)

Segment profit after tax	1,019,776	4,156	(19,690)	(29,842	) (1)	974,400

Total assets	20,636,155	441,040	2,081,220	(1,500,451)		21,657,964

Total liabilities	(10,318,492)	(55,404)	(29,592)	(106,922	) (2)	(10,510,410)

Other disclosures
Investment in joint ventures	220,176	2,636	—	—		222,812
Capital expenditure	403,179	2,643	73	—		405,895

Year ended December 31, 2019	Yuchai	HLGE	Corporate	Eliminations/ adjustment		Consolidated financial statements
	RMB’000	RMB’000	RMB’000	RMB’000		RMB’000

Revenue
Total external revenue (Note 6 .1)	17,980,304	35,781	—	—		18,016,085

Results
Interest income	158,855	5,167	13,239	—		177,261
Interest expense	(126,379)	(51)	(421)	—		(126,851)
Impairment of property, plant and equipment	(3,950)	—	—	—		(3,950)
Staff severance cost	(15,454)	—	—	—		(15,454)
Depreciation and amortization	(458,665)	(5,551)	(993)	—		(465,209)
Share of profit of associates and joint venture	18,137	897	—	—		19,034
Income tax expense	(141,330)	(527)	(41)	(30,721	) (1)	(172,619)

Segment profit after tax	884,562	4,457	1,939	(30,258	) (1)	860,700

Total assets	22,817,479	416,397	2,120,767	(1,500,452)		23,854,191

Total liabilities	(12,127,021)	(15,575)	(31,278)	(106,932	) (2)	(12,280,806)

Other disclosures
Investment in joint ventures	271,274	2,717	—	—		273,991
Capital expenditure	917,192	1,033	55	—		918,280

Year ended December 31, 2020	Yuchai	HLGE	Corporate	Eliminations/ adjustment		Consolidated financial statements	Consolidated financial statements
	RMB’000	RMB’000	RMB’000	RMB’000		RMB’000	US$’000

Revenue
Total external revenue (Note 6 .1)	20,557,660	23,510	—	—		20,581,170	3,180,376

Results
Interest income	158,569	3,538	4,863	—		166,970	25,801
Interest expense	(147,161)	(35)	(97)	—		(147,293)	(22,761)
Impairment of property, plant and equipment	(3,920)	—	—	—		(3,920)	(606)
Staff severance cost	(19,712)	—	—	—		(19,712)	(3,046)
Depreciation and amortization	(488,536)	(5,181)	(890)	—		(494,607)	(76,430)
Share of profit of associates and joint venture	(59,476)	506	—	—		(58,970)	(9,113)
Income tax expense	(156,007)	(200)	(69)	(36,262	) (1)	(192,538)	(29,753)

Segment profit after tax	829,042	1,052	(17,127)	(33,641	) (1)	779,326	120,427

Total assets	25,330,625	392,096	2,075,262	(1,507,025)		26,290,958	4,062,701

Total liabilities	(14,328,688)	(10,346)	(15,797)	(103,417	) (2)	(14,458,248)	(2,234,211)

Other disclosures
Investment in joint ventures	223,918	3,202	—	—		227,120	35,096
Capital expenditure	550,424	4,409	14	—		554,847	85,740

Note:

(1)	This relates mainly to the deferred tax expense relating to withholding tax on dividends from Yuchai.
(2)	This relates mainly to the deferred tax liabilities relating to cumulative withholding tax on dividends that are expected to be declared from income earned after December 31, 2007 by Yuchai.

Summary of Geographic Information
Revenue from one customer group amounted to RMB 6,018.2 million (US$930.0 million) (2019: RMB 5,205.5 million; 2018: RMB 4,463.9 million), arising from sales by Yuchai segment.
Non-current
assets

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000

People’s Republic of China	5,764,591	6,268,004	968,585
Other countries	97,879	94,067	14,536

	5,862,470	6,362,071	983,121

Non-current
assets for this purpose consist of property, plant and equipment, right-of-use
assets, investment in joint ventures and associates, investment property, intangible assets and goodwill.